OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of other accounts payable and accrued expenses

	December 31,
	2024	2023
Employees and related accruals	$10,721	$6,388
Government authorities	6,446	24,743
Deferred revenue	18,945	13,920
Other	2,454	4,274
Total	$38,566	$49,325